SECURITIES	12 Months Ended
Dec. 31, 2011
SECURITIES
SECURITIES

NOTE D — SECURITIES

The aggregate amortized cost and estimated fair values of securities, as well as gross unrealized gains and losses of securities were as follows:

	December 31,
	2011				2010
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized	Estimated		Unrealized	Unrealized	Estimated
	Amortized	Holding	Holding	Fair	Amortized	Holding	Holding	Fair
	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
Available-for-sale
Debt securities
Mortgage-backed securities issued by US Government agencies	$1,555,379	$65,276	$—	$1,620,655	$1,127,558	$52,217	$—	$1,179,775
Government sponsored enterprises (GSEs)	75,003,720	435,582	54,796	75,384,506	130,491,949	863,441	1,495,241	129,860,149
Mortgage-backed securities issued by GSEs	26,950,905	1,117,665	3,682	28,064,888	20,145,190	982,743	—	21,127,933
State, county and municipal	18,179,544	853,193	8,920	19,023,817	17,431,516	129,875	360,613	17,200,778
Total debt securities	121,689,548	2,471,716	67,398	124,093,866	169,196,213	2,028,276	1,855,854	169,368,635
Equity securities	324,326	—	7,389	316,937	—	—	—	—
Total	$122,013,874	$2,471,716	$74,787	$124,410,803	$169,196,213	$2,028,276	$1,855,854	$169,368,635

Held-to-maturity
Debt securities
Mortgage-backed securities issued by GSEs	$4,395,700	$355,917	$—	$4,751,617	$6,388,693	$428,005	$—	$6,816,698
Total debt securities	$4,395,700	$355,917	$—	$4,751,617	$6,388,693	$428,005	$—	$6,816,698

The amortized cost and estimated fair value of debt securities by contractual maturity are shown below:

	December 31, 2011
	Available-for-sale		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
Non-mortgage backed securities issued by GSEs and by state, county and municipal issuers
Due within one year	$—	$—	$—	$—
Due after one through five years	7,582,881	7,659,005	—	—
Due after five through ten years	49,645,810	50,020,708	—	—
Due after ten years	35,954,573	36,728,610	—	—
	93,183,264	94,408,323	—	—
Mortgage-backed securities issued by:
US Government agencies	1,555,379	1,620,655	—	—
GSEs	26,950,905	28,064,888	4,395,700	4,751,617
Total	$121,689,548	$124,093,866	$4,395,700	$4,751,617

The estimated fair values and gross unrealized losses of investment securities whose estimated fair values were less than amortized cost as of December 31, 2011 and 2010 which had not been determined to be other-than-temporarily impaired, are presented below.  The securities have been aggregated by investment category and the length of time that individual securities have been in a continuous unrealized loss position.

	December 31, 2011
	Continuously in Unrealized Loss Position for a Period of
	Less than 12 Months		12 Months or more		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Available-for-sale
US Government agencies	$—	$—	$—	$—	$—	$—
Government-sponsored enterprises (GSEs)	12,622,960	54,796	—	—	12,622,960	54,796
Mortgage-backed securities issued by GSEs	1,946,020	3,682	—	—	1,946,020	3,682
State, county and municipal securities	—	—	501,080	8,920	501,080	8,920
Equity securities	314,786	7,389	—	—	314,786	7,389
Total	$14,883,766	$65,867	$501,080	$8,920	$15,384,846	$74,787

Held-to-maturity
GSEs	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—

	December 31, 2010
	Continuously in Unrealized Loss Position for a Period of
	Less than 12 Months		12 Months or more		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Available-for-sale
US Government agencies	$—	$—	$—	$—	$—	$—
Government-sponsored enterprises (GSEs)	60,543,340	1,495,241	—	—	60,543,340	1,495,241
Mortgage-backed securities issued by GSEs	—	—	—	—	—	—
State, county and municipal securities	9,648,116	305,788	455,175	54,825	10,103,291	360,613
Total	$70,191,456	$1,801,029	$455,175	$54,825	$70,646,631	$1,855,854

Held-to-maturity
GSEs	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—

At December 31, 2011, 14 securities had been continuously in an unrealized loss position for less than 12 months and one security had been continuously in an unrealized loss position for 12 months or more.  We do not consider these investments to be other-than-temporarily impaired because the unrealized losses involve primarily securities issued by government-sponsored enterprises and state, county and municipal governments, none of the rated securities have been downgraded below investment grade, and there have been no failures by the issuers to remit their periodic interest payments as required.  Although we classify a majority of our investment securities as available-for-sale, management has not determined that any specific securities will be disposed of prior to maturity and believes that we have both the ability and the intent to hold those investments until a recovery of fair value, including until maturity.  Substantially all of the issuers of state, county and municipal securities held were rated at least “investment grade” as of December 31, 2011 and 2010.  For non-rated state, county and municipal government obligations with significant unrealized losses, management periodically reviews financial information and continuing disclosures to assess the issuers’ condition and ability to honor their obligations.

During 2011, we sold three available-for-sale securities for gross proceeds of $4,442,548.  Gross gains realized from these sales totaled $40,406 and gross losses totaled $46,648.  We did not sell any investment securities during 2010.  During 2009, we sold three available-for-sale securities for gross proceeds of $5,851,147.  Gross gains realized from these sales totaled $90,076 and there were no losses.  There were no transfers of available-for-sale securities to other categories in 2011, 2010 or 2009.

At December 31, 2011 and 2010, securities with a carrying value of $39,790,070 and $49,316,123, respectively, were pledged as collateral to secure public deposits.